Long-Term Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Less: current portion	$ (6,000)	$ (6,000)
Total	46,500	52,500
Long-term borrowings [member]
IFRS Statement [Line Items]
Unsecured borrowings	52,500	58,500
Less: current portion	(6,000)	(6,000)
Total	46,500	52,500
Unused long-term credit lines	$ 40,000	$ 40,000
Long-term borrowings [member] | Bottom of range [member]
IFRS Statement [Line Items]
Interest rate	0.62467%	0.68819%
Long-term borrowings [member] | Top of range [member]
IFRS Statement [Line Items]
Interest rate	0.73055%	0.92112%